Discontinued Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
Notes to Financial Statements [Abstract]
Discontinued Operations
During the second quarter of 2011, our Board of Directors approved the sale of our Shopzilla business and its related online comparison shopping brands. We received consideration totaling approximately $160 million upon finalizing the sale of the business on May 31, 2011. The Shopzilla business' assets, liabilities and results of operations have been retrospectively presented as discontinued operations within our condensed consolidated financial statements for all periods.
Operating results of our discontinued operations were as follows:

(in thousands)	Three months ended March 31,
	2011	2010
Operating revenues	$55,136	$37,606

Income (loss) from discontinued operations, before tax	$1,751	(4,010)
Income tax (benefit)	986	(1,477)

Income (loss) from discontinued operations, net of tax	$765	$(2,533)

Assets and liabilities of our discontinued operations consisted of the following:

(in thousands)	As of
	March 31, 2011	December 31, 2010
Assets:
Accounts receivable	$23,745	$33,342
Other current assets	3,164	4,297
Property and equipment, net	32,849	33,470
Goodwill	156,018	156,018
Other intangible assets, net	31,553	34,910
Other non-current assets	231	231

Assets of discontinued operations	$247,560	$262,268

Liabilities:
Accounts payable	$1,018	$1,047
Accrued marketing and advertising costs	10,550	11,895
Other current liabilities	11,658	16,471
Deferred income taxes	14,167	14,633

Liabilities of discontinued operations	$37,393	$44,046

During the second quarter of 2011, our Board of Directors approved the sale of our Shopzilla business and its related online comparison shopping brands. We received consideration totaling approximately $160 million upon finalizing the sale of the business on May 31, 2011.
Our uSwitch business was sold during the fourth quarter of 2009 for approximately $10.3 million in cash.
The assets, liabilities and results of operations for our Shopzilla and uSwitch business’ have been retrospectively presented as discontinued operations within our consolidated and combined financial statements for all periods presented.
Operating results of our discontinued operations were as follows:

(in thousands)	For the years ended December 31,
	2010	2009	2008
Operating revenues:
Shopzilla	$184,469	$173,920	$236,133
uSwitch		22,732	39,938

Total operating revenues	$184,469	$196,652	$276,071

Income (loss) from discontinued operations, before tax:
Shopzilla:
Income (loss) from operations	$4,243	$(10,935)	$(219,556)
uSwitch:
Income (loss) from operations	714	(4,131)	(986)
Gain on divestiture		28,668

Income (loss) from discontinued operations, before tax	4,957	13,602	(220,542)
Income taxes (benefit)	(7,818)	(10,813)	9,083

Income (loss) from discontinued operations, net of tax	$12,775	$24,415	$(229,625)

The income tax benefit recorded during 2010 reflects a reduction in the valuation allowance on the deferred tax asset resulting from the uSwitch sale in December 2009. The reduction in the valuation allowance is attributed to the partial utilization of the uSwitch capital loss against gains that were generated in periods prior to the Company’s separation from E.W. Scripps. In accordance with the tax allocation agreement with E.W. Scripps, we were notified in 2010 that these capital gains were available for use by SNI. The income tax benefit increased income from discontinued operations $9.3 million.
The gain on the uSwitch divestiture in 2009 reflects the recognition of $44.4 million in foreign currency translation gains that were previously recognized in equity as a component of accumulated other comprehensive income. The foreign currency translation gain was partially offset by a $6.8 million charge recorded for lease obligations we retained in the sale and an $8.9 million loss that was recognized on the sale of uSwitch’s net assets.
Operating results of our discontinued operations in 2008 include a non-cash charge of $244 million to write-down Shopzilla’s goodwill.
Assets and liabilities of our discontinued operations consisted of the following:

(in thousands)	As of December 31,
	2010	2009
Assets:
Accounts receivable	$33,342	$21,044
Other current assets	4,297	3,649
Property and equipment, net	33,470	30,960
Goodwill	156,018	156,018
Other intangible assets, net	34,910	49,245
Other non-current assets	231	258

Assets of discontinued operations	$262,268	$261,174

Liabilities:
Accounts payable	$1,047	$605
Accrued marketing and advertising costs	11,895	8,439
Other current liabilities	16,471	11,319
Deferred income taxes	14,633	19,692

Liabilities of discontinued operations	$44,046	$40,055